Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net loss per common share, diluted	$ (0.25)	$ (23.12)	$ (2.89)	$ (218.14)
Weighted average common shares outstanding, diluted	29,453,615	167,610	29,453,615	167,610